CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Current assets
Cash	¥ 75,084,982	$ 10,737,010	¥ 98,874,577
Restricted cash	8,204	1,173	8,204
Short-term investments	0	0	3,599,211
Notes receivable	178,200	25,482	0
Accounts receivable, net	77,585,955	11,094,644	35,852,484
Inventories, net	654,915	93,652	1,344,588
Loans to third parties	145,778,591	20,846,061	141,564,073
Purchase advances, net	13,460,083	1,924,766	14,619,556
Contract costs, net	26,519,752	3,792,274	53,547,408
Prepaid expenses	36,773	5,258	389,216
Deferred offering cost	0	0	2,529,724
Total current assets	345,628,193	49,424,173	356,157,898
Property and equipment, net	18,511,089	2,647,051	19,986,635
Construction in progress	40,370,158	5,772,856	12,000,900
Investment in unconsolidated entity, net	1,474,974	210,918	0
Long-term loan to third parties	119,475,040	17,084,703	118,500,000
Operating lease right-of-use assets, net (including ¥696,851 and ¥119,411 ($17,075) from related parties as of June 30, 2025 and December 31, 2025, respectively)	17,537,008	2,507,759	18,975,692
Total Assets	542,996,462	77,647,460	525,621,125
Current liabilities
Short-term bank loans	15,585,806	2,228,741	11,582,336
Accounts payable	37,422,742	5,351,381	19,398,669
Accrued payroll and employees' welfare	5,813,397	831,305	3,212,227
Taxes payable	2,855,083	408,271	795,629
Short-term borrowings - related parties	10,018,208	1,432,585	10,017,250
Operating lease liabilities - current (including ¥355,601 and ¥119,411 ($17,075) from related parties as of June 30, 2025 and December 31, 2025, respectively)	1,759,435	251,596	1,761,231
Warrant liability - current	98	14	0
Total Current Liabilities	81,567,345	11,663,975	60,568,863
Operating lease liabilities - non-current (including nil and nil from related parties as of June 30, 2025 and December 31, 2025, respectively)	363,277	51,948	1,081,827
Long-term borrowings - related party	10,000,000	1,429,981	10,000,000
Warrant liability - non-current	0	0	688
Total Liabilities	91,930,622	13,145,904	71,651,378
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	698,913,255	99,943,266	692,569,747
Statutory reserve	4,148,929	593,289	4,148,929
Accumulated deficit	(268,723,654)	(38,426,971)	(262,900,639)
Accumulated other comprehensive income	29,922,499	4,278,860	33,493,895
Total Recon Technology, Ltd' equity	464,376,615	66,404,972	467,427,518
Non-controlling interests	(13,310,775)	(1,903,416)	(13,457,771)
Total shareholders' equity	451,065,840	64,501,556	453,969,747
Total Liabilities and Shareholders' Equity	542,996,462	77,647,460	525,621,125
Class A ordinary shares
Shareholders' Equity
Common stock value	101,548	14,521	101,548
Class B ordinary shares
Shareholders' Equity
Common stock value	14,038	2,007	14,038
Related Parties
Current assets
Other receivables, net	67,976	9,720	67,976
Operating lease right-of-use assets, net (including ¥696,851 and ¥119,411 ($17,075) from related parties as of June 30, 2025 and December 31, 2025, respectively)	119,411	(17,075)	696,851
Current liabilities
Other payables	1,290,556	184,547	2,927,377
Contract liabilities	400,000	57,199	0
Operating lease liabilities - current (including ¥355,601 and ¥119,411 ($17,075) from related parties as of June 30, 2025 and December 31, 2025, respectively)	119,411	17,075	355,601
Operating lease liabilities - non-current (including nil and nil from related parties as of June 30, 2025 and December 31, 2025, respectively)	0		0
Third Parties
Current assets
Accounts receivable, net	77,585,955	11,094,644	35,852,484
Other receivables, net	6,252,762	894,133	3,760,881
Current liabilities
Other payables	5,148,841	736,274	6,154,889
Contract liabilities	¥ 1,273,179	$ 182,062	¥ 4,719,255